                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [_];  Amendment Number:   _________________________
    This Amendment (Check only one.):   [_]  is a restatement.
                                        [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Oberweis Asset Management, Inc.
Address:    951 Ice Cream Dr., Suite 200
            North Aurora, IL 60542

Form 13F File Number:    28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Patrick B. Joyce
Title:      Executive Vice President
Phone:      (800) 323-6166

Signature, Place, and Date of Signing:


Patrick B. Joyce              North Aurora, IL              May 7, 2002
-------------------------     [City, State]                 [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:       ___________________

Form 13F Information Table Entry Total:  153 Data Records

Form 13F Information Table Value Total:  $ 154,095 (thousandths)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                                 March 31, 2002

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvancePCS                     com              00790K109     6504   216150 SH       SOLE                   187000             29150
Advanced Magnetics, Inc.       com              00753P103      260    64100 SH       SOLE                    60000              4100
Advanced Neuromodulation Syste com              00757T101     1137    33905 SH       SOLE                    15000             18905
Alloy Inc.                     com              019855105     1329    88400 SH       SOLE                    50000             38400
Almost Family, Inc.            com              020409108      273    24200 SH       SOLE                    24200
Amarin Corp.                   com              023111107     1327    93575 SH       SOLE                    50000             43575
American Healthways, Inc.      com              02649v104      632    23300 SH       SOLE                    20000              3300
American Safety Insurance Grou com              g02995101      254    27000 SH       SOLE                    27000
Ansoft Corporation             com              036384105      404    22000 SH       SOLE                    20000              2000
Astropower, Inc.               com              04644A101      919    22000 SH       SOLE                    20000              2000
Axcan                          com              054923107     1194    94675 SH       SOLE                    80000             14675
Balchem Corp.                  com              057665200      281    13000 SH       SOLE                    13000
Bio-Vascular, Inc.             com              090923103      331    40000 SH       SOLE                    40000
Bioanalytical Systems, Inc.    com              09058M103      635    92000 SH       SOLE                    80000             12000
Biolase Technology, Inc.       com              090911108      683   122000 SH       SOLE                    80000             42000
Biovail Corp. Intl.            com              09067J109      300     6000 SH       SOLE                     6000
Bradley Pharmaceuticals, Inc.  com              104576103     2579   242150 SH       SOLE                   180000             62150
Cabot Microelectronics Corp.   com              12709p103     1380    20395 SH       SOLE                     4000             16395
Caminus Corp.                  com              133766105     1012    45000 SH       SOLE                    40000              5000
Carbo Ceramics, Inc.           com              140781105     1710    41751 SH       SOLE                    30000             11751
Career Education Corp.         com              141665109      218     5500 SH       SOLE                     5000               500
Caremark RX, Inc.              com              141705103      945    48450 SH       SOLE                    10000             38450
Catapult Communications        com              149016107     1111    44000 SH       SOLE                    40000              4000
Central European               com              153435102     3288   274000 SH       SOLE                   140000            134000
Chad Therapeutics, Inc.        com              157228107      201    60000 SH       SOLE                    60000
Check Technology Corp.         com              162780100      295    42000 SH       SOLE                    42000
Chicago Pizza & Brewery        com              167889104     1086   171100 SH       SOLE                   100000             71100
Chico's Fas Inc.               com              168615102     8642   256425 SH       SOLE                   189000             67425
Christopher & Banks Corp.      com              171046105     1777    54081 SH       SOLE                    37500             16581
Cima Labs                      com              171796105      450    16900 SH       SOLE                    15000              1900
Closure Medical Corp.          com              189093107     1334    67800 SH       SOLE                    30000             37800
Craftmade International Inc.   com              22413E104      244    15000 SH       SOLE                    15000
Cross Country                  com              22748P105     2424    89780 SH       SOLE                    30000             59780
Cytyc Corp.                    com              232946103     1920    71340 SH       SOLE                    10000             61340
D&K Healthcare                 com              232861104     1677    27940 SH       SOLE                    15000             12940
Dianon Systems                 com              252826102      571     8800 SH       SOLE                     8000               800
Digital Insight                com              25385p106     1576    57200 SH       SOLE                    30000             27200
Digital River                  com              25388B104     2486   167870 SH       SOLE                    80000             87870

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                                 March 31, 2002

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dr. Reddy's Lab ADR            com              256135203      886    40051 SH       SOLE                    10000             30051
Drugmax, Inc.                  com              262240104      315    78000 SH       SOLE                    78000
E Loan                         com              26861p107      626   338500 SH       SOLE                   300000             38500
E.Funds Corp.                  com              28224R101      867    54000 SH       SOLE                    50000              4000
Echelon Corp.                  com              27874N105      792    44000 SH       SOLE                    40000              4000
Ectel Ltd.                     com              M29925100      916    65000 SH       SOLE                    60000              5000
Elbit Medical Imaging          com              010811169      241    43100 SH       SOLE                    43100
Environmental Elements Corp.   com              293940102      459    94200 SH       SOLE                    80000             14200
Escalade, Inc.                 com              296056104      393     5700 SH       SOLE                     5000               700
Euniverse, Inc.                com              298412107      746   143200 SH       SOLE                    49000             94200
Expedia                        com              302125109      251     3600 SH       SOLE                     2500              1100
Factual Data Corp.             com              303094106      320    40000 SH       SOLE                    40000
Famous Dave's of America       com              307068106      785    97300 SH       SOLE                    70000             27300
Frenchtex                      com              357814102       15    25000 SH       SOLE                    25000
Ftd.com                        com              30265F103      393    70100 SH       SOLE                    47100             23000
Gaiam, Inc.                    com              36268q103      553    30000 SH       SOLE                    30000
General Electric Co.           com              369604103      286     7650 SH       SOLE                                       7650
Global Payment Technology Inc. com              37936s109      360    60000 SH       SOLE                    60000
Golden Eagle Minerals, Inc.    com              380961102        1    10000 SH       SOLE                                      10000
HPL Technologies, Inc.         com              40426C105     2528   153425 SH       SOLE                    50000            103425
Harvard Bioscience, Inc.       com              416906105      388    44100 SH       SOLE                    44100
Headwaters, Inc.               com              42210p102      370    24200 SH       SOLE                                      24200
Healthtronics, Inc.            com              4222l1076      298    30000 SH       SOLE                    30000
Hot Topic Inc.                 com              441339108     2079    99450 SH       SOLE                    90000              9450
Humana Inc.                    com              444859102      152    11200 SH       SOLE                                      11200
Icon PLC                       com              45103t107      612    18000 SH       SOLE                    15000              3000
Infinity, Inc.                 com              45663L403      326    16300 SH       SOLE                    10000              6300
InfoNow Corp.                  com              456664309      413   140000 SH       SOLE                   140000
Integra Lifesciences           com              457985208      295    10500 SH       SOLE                    10000               500
Interactive Systems Worldwide, com              45840f105      261    50000 SH       SOLE                    50000
Intercept, Inc.                com              45845L107      797    22000 SH       SOLE                    20000              2000
Intrado                        com              46117A100     1697    77900 SH       SOLE                    30000             47900
J2 Global Communication        com              46626E205     1184   131604 SH       SOLE                   100000             31604
JDA Software Group Inc.        com              46612K108     1052    33000 SH       SOLE                    30000              3000
Kendle International, Inc.     com              48880L107      929    50000 SH       SOLE                    30000             20000
Key Production Company, Inc.   com              493138101      246    13000 SH       SOLE                                      13000
King Pharmaceuticals Inc.      com              495582108     1041    29732 SH       SOLE                    26666              3066
L3 Communications Holding      com              502424104      308     2750 SH       SOLE                     2000               750

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                                 March 31, 2002

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LMI Aerospace, Inc.            com              502079106       56    12500 SH       SOLE                    12500
MASISA S.A.                    com              574799102      336    29000 SH       SOLE                    29000
MIM Corporation                com              553044108     1668   101100 SH       SOLE                    50000             51100
MedAmicus, Inc.                com              584027106      325    30000 SH       SOLE                    30000
Meridian Medical Technologies, com              589658103      488    13500 SH       SOLE                    10000              3500
Metro One Telecommunication    com              59163F105      603    23800 SH       SOLE                    15000              8800
Micro General Corp.            com              594838302      415    30000 SH       SOLE                    30000
National Medical Card Systems, com              636918302      482    50000 SH       SOLE                    50000
Neogen                         com              640491106      316    20000 SH       SOLE                    20000
Neoware Systems                com              64065P102     2208   228350 SH       SOLE                    80000            148350
Net Bank, Inc.                 com              640933107     1783   105475 SH       SOLE                    60000             45475
New Century Financial Corp.    com              64352d101      908    40000 SH       SOLE                    40000
Nyfix, Inc.                    com              670712108      791    52900 SH       SOLE                    30000             22900
Occidental Petroleum Corp.     com              674599105      576    19755 SH       SOLE                                      19755
Ocular Sciences, Inc.          com              675744106      924    33000 SH       SOLE                    30000              3000
On-Site Sourcing, Inc.         com              682195102      335   100000 SH       SOLE                   100000
Opnet Technologies             com              683757108      451    47300 SH       SOLE                    41800              5500
Overture Services, Inc.        com              69039R100     1674    59950 SH       SOLE                     8000             51950
P.F. Changs China Bistro       com              69333y108     2232    33500 SH       SOLE                    30000              3500
PDF Solutions, Inc.            com              693282105      449    26200 SH       SOLE                    25000              1200
PEC Solutions, Inc.            com              705107100     2110    85800 SH       SOLE                    50000             35800
Panera Bread Co.               com              69840W108     4844    76035 SH       SOLE                    50000             26035
Pediatrix Medical Group        com              705324101      897    22000 SH       SOLE                    20000              2000
Peerless Mfg. Co.              com              705514107      368    20000 SH       SOLE                    20000
Petroquest Energy, Inc.        com              716748108      597   104175 SH       SOLE                    65300             38875
Pharmaceutical Product Develop com              717124101      240     6900 SH       SOLE                     4000              2900
Possis Medical, Inc.           com              737407106     1920    97450 SH       SOLE                    27500             69950
Precise Software               com              M41450103      769    33000 SH       SOLE                    30000              3000
Pricesmart, Inc.               com              741511109     1018    27930 SH       SOLE                    20000              7930
Prima Energy Corp.             com              741901201     1727    69345 SH       SOLE                    60000              9345
Qlogic Corp.                   com              747277101      995    20100 SH       SOLE                    18600              1500
Quovadx                        com              74913K106     2031   244415 SH       SOLE                   100000            144415
RMH Teleservices, Inc.         com              749938106      871    44000 SH       SOLE                    40000              4000
RPC, Inc.                      com              749660106     1010    67800 SH       SOLE                    60000              7800
Ramsay Youth Services, Inc.    com              75158k206       75    19900 SH       SOLE                    19900
Remington Oil & Gas            com              759594302     1169    58000 SH       SOLE                    50000              8000
Retalix Ltd.                   com              m8215w109      259    20000 SH       SOLE                    20000
Right Management Consultants   com              766573109      646    25500 SH       SOLE                    22500              3000

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                                 March 31, 2002

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Riverstone Networks, Inc.      com              769320102       60    10000 SH       SOLE                    10000
SFBC International, Inc.       com              784121105     2553    97830 SH       SOLE                    49900             47930
Sani Tech Industry Inc.        com              801017104        0    11000 SH       SOLE                                      11000
ScanSource, Inc.               com              806037107     2585    43000 SH       SOLE                    40000              3000
Scansoft, Inc.                 com              80603p107     2630   446600 SH       SOLE                   200000            246600
Security Capital Corp.         com              814131405      110    11000 SH       SOLE                    11000
Sherwood Brands, Inc.          com              82437l104      174    30000 SH       SOLE                    30000
Sicor, Inc.                    com              825846108     1535    89900 SH       SOLE                    80000              9900
Skilsoft                       com              83066p101     1014    44000 SH       SOLE                    40000              4000
Software Spectrum, Inc.        com              833960107      724    40000 SH       SOLE                    40000
SonicWall, Inc.                com              835470105      789    60500 SH       SOLE                    55000              5500
Spherix Inc.                   com              84842r106      315    40000 SH       SOLE                    40000
Student Loan Corp.             com              863902102      284     3100 SH       SOLE                     2000              1100
Sungard Data Systems           com              867363103      313     9500 SH       SOLE                     5000              4500
Sunrise Assisted Living        com              86768K106     2906   106590 SH       SOLE                    70000             36590
Suprema Specialties, Inc.      com              86859f107        1   231800 SH       SOLE                   210000             21800
Symyx Technologies, Inc.       com              87155S108     1410    68295 SH       SOLE                    40000             28295
TRC Companies, Inc.            com              872625108      923    37612 SH       SOLE                    19500             18112
TTI Team Telecom               com              m88258104     1723    60045 SH       SOLE                    30000             30045
Talx Corporation               com              874915105      240    15000 SH       SOLE                    15000
Taro Pharmaceuticals           com              M8737E108      811    28600 SH       SOLE                    20000              8600
Teknowledge Corp.              com              878919208       29    10800 SH       SOLE                                      10800
Tripos, Inc.                   com              896928108     1719    65670 SH       SOLE                    30000             35670
U.S. Energy Systems, Inc.      com              902951102      163    45200 SH       SOLE                    45200
U.S. Laboratories              com              90333T105     1347   100355 SH       SOLE                    50000             50355
Utek Corporation               com              91759p106      128    18000 SH       SOLE                    18000
Vasomedical, Inc.              com              922321104      475   165900 SH       SOLE                   150000             15900
Verisity LTD.                  com              M97385112     2982   132930 SH       SOLE                    60000             72930
Vermont Pure Holdings          com              924234107      520   100000 SH       SOLE                   100000
Vimpel Communications          com              68370R109     1738    54010 SH       SOLE                    32500             21510
Virage Logic Corp.             com              92763R104     1048    68800 SH       SOLE                    60000              8800
Vital Images                   com              92846n104     1497   168230 SH       SOLE                    80000             88230
Walgreen Company               com              931422109      314     8000 SH       SOLE                                       8000
Waste Connections, Inc.        com              941053100      737    22000 SH       SOLE                    20000              2000
Wavecom S.A. ADR               com              943531103     1020    38490 SH       SOLE                    25000             13490
Websense                       com              947684106     1725    68575 SH       SOLE                    25000             43575
Wilson Greatbatch Tech         com              972232102     1088    42300 SH       SOLE                    37000              5300
Wireless Telecom Group, Inc.   com              976524108       97    30000 SH       SOLE                    30000

                         Oberweis Asset Management, Inc.
                                    FORM 13F
                                 March 31, 2002

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of Class    CUSIP   (X$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Zebra Technologies Corp.-Cl A  com              989207105      227     4200 SH       SOLE                                       4200
REPORT SUMMARY                 153 DATA RECORDS             154095           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED